Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with maturities of three months or less. Cash and cash equivalents balance as of December 31, 2017 and 2018 primarily consist of the following currencies:

	December 31, 2017		December 31, 2018
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	1,627,044	1,627,044	4,707,868	4,707,868
US$	151,529	990,388	188,869	1,296,284
Others	-	-	N/A	79
Total		2,617,432		6,004,231